Note 2 - Business Combinations - Fair Value of Assets Acquired and Liabilities Assumed (Details) $ in Thousands	Aug. 29, 2025 USD ($)
Accounts receivable	$ 12,307
Inventory	34,623
Property, plant and equipment	13,727
Operating lease right-of-use asset	2,422
Other assets	26
Accounts payable	(9,083)
Operating lease liability	(2,422)
Total	$ 51,600